Income Taxes - Schedule of Income from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income (loss) from continuing operations before income taxes	$ 46,583	$ 45,044	$ (394)
Income tax benefit (expense) at the PRC statutory rate	(11,646)	(11,261)	99
International tax rate differential	(3,929)	(781)	(1,331)
Super deduction for research and development expenses	1,835	1,257	461
Non-deductible expenses	(1,865)	(577)	(1,141)
Other adjustments	14	(5)	89
Effect of preferential tax rate	6,562	5,406	1,635
Change in valuation allowance	(1,429)	(2,309)	(2,430)
Effect of PRC withholding tax	(14)	(69)	(59)
Effect of prior year adjustment and restatement	0	0	13
Total income tax expense	$ (10,472)	$ (8,339)	$ (2,664)